OTHER OPERATING AND NON-OPERATING INCOME (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 22, 2023	Jun. 30, 2024	Jun. 30, 2023
Component of Other Income (Expense) [Line Items]
Other operating income		$ 0
Other non-operating income		$ 0	$ 42,549
Golar Seal | Discontinued Operations, Disposed of by Sale | Golar Seal
Component of Other Income (Expense) [Line Items]
Disposal group, including discontinued operation, consideration			$ 184,300
Gain (loss) on disposition of assets	$ 42,500